Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current
Cash (Note 3)	$ 18,458,791	$ 53,611,061
Receivables	66,544	229,745
Prepaid expenses (Note 4)	319,603	302,730
Investments (Note 5)	309,035
Total current assets	19,153,973	54,143,536
Investment in associated company (Note 6)		6,175,021
Exploration and evaluation assets (Note 7)	154,435,875	93,913,136
Reclamation bonds (Note 8)	1,248,817	977,718
Property and equipment (Note 9)	408,363	135,318
Total assets	175,247,028	155,344,729
Current
Accounts payable and accrued liabilities (Note 10)	1,642,099	1,502,694
Shareholders' equity
Share capital (Note 11)	220,941,105	191,358,298
Reserves (Note 11)	6,505,922	5,310,291
Deficit	(53,842,098)	(42,826,554)
Total shareholders' equity	173,604,929	153,842,035
Total liabilities and shareholders' equity	$ 175,247,028	$ 155,344,729